DEBT AND CREDIT FACILITIES 9 (Details) (Debt Instrument, Luz Del Sur [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Long-term Debt, Due February 2019 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 9
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.34%
Other Long Term Debt Due February 2017 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	21
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.97%
Other Long Term Debt Due July 2019 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	25
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.44%
Other Long Term Debt Due October 2022 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.25%
Other Long Term Debt Due December 2020 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	4.75%